Portfolio of Investments
Columbia U.S. Treasury Index Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 98.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2022	2.000%	3,000,000	3,059,180
02/15/2022	2.500%	3,721,000	3,813,589
02/28/2022	1.125%	7,842,000	7,928,385
02/28/2022	1.750%	4,010,000	4,081,115
02/28/2022	1.875%	3,519,000	3,586,218
03/15/2022	2.375%	3,649,000	3,741,365
03/31/2022	0.375%	5,868,000	5,886,796
03/31/2022	1.750%	3,661,000	3,731,074
03/31/2022	1.875%	7,641,000	7,797,999
04/15/2022	2.250%	6,399,000	6,563,974
04/30/2022	0.125%	5,134,000	5,135,604
04/30/2022	1.750%	6,416,000	6,547,328
04/30/2022	1.875%	3,624,000	3,703,983
05/15/2022	2.125%	11,627,000	11,928,121
05/31/2022	1.750%	3,487,000	3,563,006
05/31/2022	1.875%	2,679,000	2,741,998
06/30/2022	0.125%	2,935,000	2,935,917
06/30/2022	1.750%	4,977,000	5,092,288
06/30/2022	2.125%	3,763,000	3,870,010
07/31/2022	0.125%	5,270,000	5,271,441
07/31/2022	1.875%	2,811,000	2,885,338
07/31/2022	2.000%	2,630,000	2,704,277
08/15/2022	1.500%	5,166,000	5,276,786
08/15/2022	1.625%	6,041,000	6,182,114
08/31/2022	0.125%	4,920,000	4,921,153
08/31/2022	1.625%	5,252,000	5,377,145
08/31/2022	1.875%	5,303,000	5,450,490
09/15/2022	1.500%	5,201,000	5,317,413
09/30/2022	0.125%	9,509,000	9,510,857
09/30/2022	1.750%	4,941,000	5,075,526
09/30/2022	1.875%	6,120,000	6,298,819
10/15/2022	1.375%	5,539,000	5,657,569
10/31/2022	1.875%	4,226,000	4,355,421
10/31/2022	2.000%	6,441,000	6,652,345
11/30/2022	0.125%	6,959,000	6,960,631
11/30/2022	2.000%	3,927,000	4,061,991
12/15/2022	1.625%	4,795,000	4,930,421
12/31/2022	2.125%	6,873,000	7,135,839
01/15/2023	1.500%	8,964,000	9,204,908
01/31/2023	1.750%	3,340,000	3,448,550
01/31/2023	2.375%	1,475,000	1,541,202
02/15/2023	1.375%	17,896,000	18,351,789
02/28/2023	1.500%	2,065,000	2,123,562
02/28/2023	2.625%	2,928,000	3,079,661
03/15/2023	0.500%	9,697,000	9,773,515
03/31/2023	1.500%	4,328,000	4,455,811
03/31/2023	2.500%	4,278,000	4,497,248
04/15/2023	0.250%	3,780,000	3,789,745
04/30/2023	2.750%	3,348,000	3,544,172
05/15/2023	0.125%	12,058,000	12,055,174
05/15/2023	1.750%	4,330,000	4,489,331
05/31/2023	1.625%	7,274,000	7,524,612
05/31/2023	2.750%	3,539,000	3,753,552
06/15/2023	0.250%	6,948,000	6,965,913
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/30/2023	1.375%	6,823,000	7,025,025
06/30/2023	2.625%	6,836,000	7,245,626
07/15/2023	0.125%	6,693,000	6,689,863
07/31/2023	1.250%	3,432,000	3,526,112
07/31/2023	2.750%	4,617,000	4,916,744
08/15/2023	0.125%	9,193,000	9,186,536
08/15/2023	2.500%	10,669,000	11,305,806
08/31/2023	1.375%	5,465,000	5,637,062
08/31/2023	2.750%	1,832,000	1,954,515
09/15/2023	0.125%	7,282,000	7,275,742
09/30/2023	1.375%	4,418,000	4,561,240
09/30/2023	2.875%	1,967,000	2,108,993
10/15/2023	0.125%	9,953,000	9,943,669
10/31/2023	1.625%	4,343,000	4,518,077
10/31/2023	2.875%	3,399,000	3,651,535
11/15/2023	0.250%	22,470,000	22,522,664
11/15/2023	2.750%	5,496,000	5,892,313
11/30/2023	2.125%	3,030,000	3,198,307
11/30/2023	2.875%	4,657,000	5,012,460
12/15/2023	0.125%	6,963,000	6,953,752
12/31/2023	2.250%	3,622,000	3,840,735
12/31/2023	2.625%	5,549,000	5,943,933
01/31/2024	2.500%	4,312,000	4,610,471
02/15/2024	2.750%	5,343,000	5,759,587
02/29/2024	2.125%	4,896,000	5,186,318
02/29/2024	2.375%	7,373,000	7,866,645
03/31/2024	2.125%	6,657,000	7,060,061
04/30/2024	2.000%	3,166,000	3,349,282
04/30/2024	2.250%	9,466,000	10,090,164
05/15/2024	2.500%	3,886,000	4,177,754
05/31/2024	2.000%	6,944,000	7,354,130
06/30/2024	1.750%	2,038,000	2,143,562
06/30/2024	2.000%	2,523,000	2,675,168
07/31/2024	1.750%	5,053,000	5,319,862
07/31/2024	2.125%	7,678,000	8,183,668
08/15/2024	2.375%	6,973,000	7,500,333
08/31/2024	1.250%	6,494,000	6,725,349
09/30/2024	1.500%	4,452,000	4,653,383
10/31/2024	1.500%	4,952,000	5,179,096
10/31/2024	2.250%	3,416,000	3,668,197
11/15/2024	2.250%	896,000	962,850
11/30/2024	1.500%	2,174,000	2,275,057
11/30/2024	2.125%	346,000	370,328
12/31/2024	1.750%	1,636,000	1,728,920
12/31/2024	2.250%	1,789,000	1,925,831
01/31/2025	1.375%	6,343,000	6,614,560
01/31/2025	2.500%	2,209,000	2,402,978
02/15/2025	2.000%	17,173,000	18,345,594
02/28/2025	1.125%	3,322,000	3,431,782
02/28/2025	2.750%	5,138,000	5,647,786
03/31/2025	0.500%	3,215,000	3,239,113
03/31/2025	2.625%	3,771,000	4,130,423
04/30/2025	0.375%	4,205,000	4,212,556
04/30/2025	2.875%	5,744,000	6,360,134
05/15/2025	2.125%	5,903,000	6,353,565
Columbia U.S. Treasury Index Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, January 31, 2021 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/31/2025	0.250%	2,765,000	2,753,983
05/31/2025	2.875%	8,714,000	9,663,009
06/30/2025	0.250%	6,823,000	6,791,550
06/30/2025	2.750%	3,280,000	3,624,400
07/31/2025	0.250%	9,257,000	9,208,545
07/31/2025	2.875%	2,468,000	2,744,686
08/15/2025	2.000%	10,216,000	10,971,026
08/31/2025	0.250%	8,883,000	8,831,645
08/31/2025	2.750%	4,848,000	5,369,918
09/30/2025	0.250%	16,844,000	16,734,777
09/30/2025	3.000%	3,564,000	3,994,186
10/31/2025	0.250%	7,432,000	7,379,163
10/31/2025	3.000%	3,111,000	3,491,611
11/15/2025	2.250%	6,847,000	7,447,182
11/30/2025	0.375%	14,963,000	14,937,282
11/30/2025	2.875%	6,613,000	7,392,094
01/31/2026	2.625%	4,569,000	5,064,094
02/15/2026	1.625%	5,126,000	5,427,953
02/15/2026	6.000%	3,073,000	3,920,956
02/28/2026	2.500%	4,259,000	4,697,544
03/31/2026	2.250%	6,048,000	6,599,880
04/30/2026	2.375%	6,787,000	7,455,095
05/15/2026	1.625%	5,906,000	6,256,669
05/31/2026	2.125%	4,135,000	4,490,675
07/31/2026	1.875%	3,061,000	3,286,031
08/15/2026	1.500%	8,703,000	9,165,347
08/31/2026	1.375%	5,002,000	5,233,343
10/31/2026	1.625%	2,647,000	2,806,440
11/15/2026	2.000%	8,262,000	8,936,515
11/30/2026	1.625%	3,260,000	3,456,873
12/31/2026	1.750%	2,844,000	3,037,081
01/31/2027	1.500%	6,535,000	6,882,682
02/15/2027	2.250%	5,499,000	6,036,441
02/28/2027	1.125%	5,093,000	5,248,177
03/31/2027	0.625%	2,295,000	2,294,462
04/30/2027	0.500%	3,196,000	3,168,035
05/15/2027	2.375%	5,797,000	6,418,366
05/31/2027	0.500%	5,916,000	5,858,689
06/30/2027	0.500%	7,037,000	6,961,132
07/31/2027	0.375%	9,213,000	9,032,339
08/15/2027	2.250%	7,510,000	8,263,347
08/31/2027	0.500%	2,179,000	2,150,741
09/30/2027	0.375%	9,622,000	9,410,015
10/31/2027	0.500%	25,415,000	25,029,804
11/15/2027	2.250%	8,740,000	9,622,194
11/30/2027	0.625%	603,000	598,195
02/15/2028	2.750%	8,150,000	9,262,984
05/15/2028	2.875%	7,901,000	9,065,163
08/15/2028	2.875%	7,563,000	8,696,268
11/15/2028	3.125%	7,167,000	8,392,109
11/15/2028	5.250%	2,293,000	3,053,989
02/15/2029	2.625%	9,624,000	10,920,233
02/15/2029	5.250%	6,351,000	8,505,378
05/15/2029	2.375%	6,437,000	7,185,301
08/15/2029	1.625%	6,694,000	7,069,492
11/15/2029	1.750%	5,207,000	5,553,591
02/15/2030	1.500%	9,114,000	9,507,041
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2030	0.625%	13,689,000	13,188,496
05/15/2030	6.250%	1,377,000	2,022,899
08/15/2030	0.625%	16,414,000	15,765,134
11/15/2030	0.875%	13,740,000	13,480,228
02/15/2031	5.375%	1,250,000	1,767,188
02/15/2036	4.500%	1,132,000	1,620,352
05/15/2038	4.500%	2,806,000	4,116,051
02/15/2039	3.500%	3,354,000	4,416,799
05/15/2039	4.250%	1,608,000	2,316,023
08/15/2039	4.500%	751,000	1,114,883
11/15/2039	4.375%	2,197,000	3,221,351
02/15/2040	4.625%	3,245,000	4,901,471
05/15/2040	1.125%	10,289,000	9,412,827
05/15/2040	4.375%	3,156,000	4,640,799
08/15/2040	1.125%	8,053,000	7,344,588
11/15/2040	1.375%	12,354,000	11,772,976
02/15/2041	4.750%	1,371,000	2,121,408
05/15/2041	4.375%	852,000	1,263,489
08/15/2041	3.750%	2,049,000	2,814,494
02/15/2042	3.125%	568,000	718,698
08/15/2042	2.750%	2,255,000	2,694,020
11/15/2042	2.750%	3,844,000	4,591,778
02/15/2043	3.125%	4,343,000	5,499,324
05/15/2043	2.875%	4,744,000	5,783,233
08/15/2043	3.625%	2,765,000	3,769,905
11/15/2043	3.750%	3,315,000	4,605,260
02/15/2044	3.625%	4,205,000	5,745,081
05/15/2044	3.375%	8,550,000	11,273,977
08/15/2044	3.125%	4,226,000	5,369,661
11/15/2044	3.000%	4,402,000	5,487,368
02/15/2045	2.500%	4,663,000	5,346,421
05/15/2045	3.000%	8,135,000	10,157,310
08/15/2045	2.875%	4,040,000	4,943,950
11/15/2045	3.000%	3,515,000	4,399,242
02/15/2046	2.500%	4,336,000	4,974,883
05/15/2046	2.500%	4,493,000	5,156,420
08/15/2046	2.250%	5,302,000	5,809,004
11/15/2046	2.875%	4,526,000	5,556,372
02/15/2047	3.000%	4,515,000	5,673,380
05/15/2047	3.000%	4,533,000	5,700,956
08/15/2047	2.750%	4,820,000	5,802,075
11/15/2047	2.750%	4,171,000	5,024,100
02/15/2048	3.000%	4,880,000	6,151,088
05/15/2048	3.125%	4,976,000	6,414,375
08/15/2048	3.000%	4,252,000	5,368,814
11/15/2048	3.375%	4,863,000	6,562,011
02/15/2049	3.000%	5,059,000	6,403,587
05/15/2049	2.875%	4,699,000	5,821,621
08/15/2049	2.250%	5,031,000	5,516,806
11/15/2049	2.375%	5,329,000	5,999,288
02/15/2050	2.000%	10,285,000	10,693,186
05/15/2050	1.250%	9,776,000	8,456,240
08/15/2050	1.375%	11,954,000	10,676,416
11/15/2050	1.625%	11,681,000	11,102,426
Total U.S. Treasury Obligations (Cost $1,269,066,982)			1,326,652,940

2	Columbia U.S. Treasury Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, January 31, 2021 (Unaudited)
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(a),(b)	7,473,352	7,472,605
Total Money Market Funds (Cost $7,472,410)		7,472,605
Total Investments in Securities (Cost: $1,276,539,392)		1,334,125,545
Other Assets & Liabilities, Net		6,938,866
Net Assets		1,341,064,411
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at January 31, 2021.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.104%
	12,559,865	179,932,462	(185,017,714)	(2,008)	7,472,605	(1,701)	8,515	7,473,352
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia U.S. Treasury Index Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT237_04_K01_(03/21)